Mortgage Note Payable - Schedule of Maturities of Long-Term Debt (Details) - Mortgage notes payable - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016 (remainder)	$ 385
2016		$ 758
2017	22,936	23,043
2018	80,920	83,850
2019	185,679	190,249
2020	207,098	217,508
2021	16,300
Thereafter	0
Thereafter		16,300
Mortgage notes payable	$ 513,318	$ 531,708	$ 281,186